Summary of Significant Accounting Policies - Schedule of Significant Accounting Policies (Details) - Common Class A [Member] - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Class A common stock subject to possible redemption	$ 25,487,987	$ 66,559,968
Class A common stock subject to possible redemption	27,216,020	25,487,987
Plus:
Increase in redemption value of Class A common stock subject to possible redemption subject to redemption due to extension	550,000	641,667
Remeasurement for Class A common stock subject to redemption	1,325,811	306,784
Less:
Redemption of Class A common stock subject to possible redemption	$ (147,778)	$ (42,020,432)